[LOGO OF LINCOLN FINANCIAL GROUP]






                                                                Lincoln National
                                                              Managed Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 2001

Lincoln National Managed Fund, Inc.

Index

     Commentary

     Statement of Net Assets

     Statement of Operations

     Statements of Changes in Net Assets

     Financial Highlights

     Notes to Financial Statements

Lincoln National Managed Fund, Inc.

Managed by:

[LOGO OF LINCOLN FINANCIAL GROUP]

The Lincoln National Managed Fund had a return of -0.6% for the first six months of 2001, while its customized benchmark (55% S&P 500 Index, 40% Lehman Brothers Government/Credit Index and 5% Salomon Smith Barney 90 day T-Bill)* returned -2.0%.

U.S. equity markets remained volatile during the first half of 2001. In our opinion, four sources of uncertainty lay behind this - prospects of a slowing U.S. economy, corporate earnings concerns, continued high energy costs and the weak Euro. On the positive side, the Federal Reserve has cut interest rates significantly since January and the U.S. Congress has passed tax cuts that begin to take effect in July. The hope is that this combination of fiscal and monetary easing will help stimulate increased economic activity in the U.S. in the second half of the year and throughout 2002. Energy costs, too, have started to recede from their previously high levels.

The equity portions of the Fund outperformed their respective performance benchmarks for the six months. The Fund's performance attributable to the large-cap portion exceeded the return of its benchmark, the S&P 500 Index*, by 1.2% mainly due to good stock selection. Relative performance was helped by moderately overweighting the Fund's exposure to the media sector while its underweight in the technology and consumer discretionary sectors hurt relative performance.

The Fund's performance attributable to the small-cap portion exceeded the return of its benchmark, the Russell 2000 Index** by 2.0% due to both good stock selection and good sector positioning. Relative performance was helped by moderately overweighting the Fund's exposure to the communication services and technology sectors while its underweight in the autos sector hurt relative performance.

The Fund's performance attributable to the fixed income portion exceeded the return of its benchmark, the Lehman Brothers Government/Credit Index*, by 0.1%. The outperformance was due to an overweighting to spread product as all sectors of the investment grade bond markets (corporates, mortgages and asset-back securities) posted positive excess returns relative to treasuries and swaps.

Looking forward, we expect the current uncertainty and market volatility to continue until investors are convinced that both fiscal and monetary easing really is having a beneficial effect on the economy and the outlook for corporate earnings improves. However, we do believe that the worst of the fall in equity values may be behind us and that prospects for the fourth quarter of 2001 and 2002 as a whole are more bullish.



J. Paul Dokas

* The S&P 500 Index - Broad based measurement of changes in stock market conditions based on average performance of 500 widely held stocks. Lehman Brothers Gov't/Credit Index - Measures performance of diversified, investment grade, bond issues. Salomon Smith Barney 90 Day T-Bill Index - Measures the return on short-term securities. An investor cannot invest directly in the above index/indexes, which are/is unmanaged.

**   Russell 2000 Index - Measures performance of securities in small companies.

                                 Managed Fund 1

Lincoln National Managed Fund, Inc.
Statement of Net Assets
June 30, 2001 (Unaudited)
                                                 Number             Market
Common Stock - 56.4%                             of Shares          Value
--------------------------------------------------------------------------------
Aerospace & Defense - 1.0%
--------------------------------------------------------------------------------
 Boeing                                               35,500        $1,973,800
 GenCorp                                              30,200           386,560
 Honeywell International                              73,100         2,557,769
 Rockwell International                               30,600         1,166,472
 Sequa                                                 6,500           295,750
+Teledyne Technologies                                10,600           161,120
 United Technologies                                  11,700           857,142
--------------------------------------------------------------------------------
                                                                     7,398,613
Automobiles & Automotive Parts - 1.0%
--------------------------------------------------------------------------------
 A. O. Smith                                          17,500           313,250
+AutoNation                                           74,700           866,520
 B. F. Goodrich                                       14,200           539,316
+CSX Auto                                             31,100           258,130
 Delphi Automotive Systems                            46,000           732,780
 Federal Signal                                        5,800           136,126
 Ford Motor                                           13,845           339,895
 General Motors                                       38,500         2,477,475
 Genuine Parts                                        32,200         1,014,300
 Harsco                                                4,900           132,937
 Polaris Industries                                    7,700           352,660
--------------------------------------------------------------------------------
                                                                     7,163,389
Banking & Finance - 7.5%
--------------------------------------------------------------------------------
+Affiliated Managers Group                             4,700           289,050
 American Express                                     25,900         1,004,920
 Associated Banc-Corp                                 24,900           896,151
 Bank of America                                      63,700         3,823,911
 Bank One                                             53,500         1,915,300
 BSB Bancorp                                          17,800           410,290
 Capital One Financial                                17,200         1,032,000
 Capitol Federal Financial                            14,700           284,151
 Citigroup                                           135,033         7,135,144
 Citizens Bank                                         9,900           289,575
 Comerica                                             14,900           858,240
 Community First Bankshares                           10,700           246,100
 Compass Bancshares                                   17,600           466,400
 Countrywide Credit Industries                        22,800         1,046,064
 Dime Community Bancshares                             9,800           332,416
 Fannie Mae                                           44,300         3,772,145
 First Citizens Bancshares                             1,300           141,050
 Flagstar Bancorp                                     12,400           259,160
 Fleet Boston Financial                               58,400         2,303,880
 Freddie Mac                                          28,300         1,981,000
 GBC Bancorp                                           6,100           174,155
 GreenPoint Financial                                 31,600         1,213,440
 Household International                              29,500         1,967,650
 Hudson United Bancorp                                14,690           374,595
 J.P. Morgan Chase                                    60,040         2,677,784
 Jefferies Group                                       6,800           220,320
 KeyCorp                                              33,200           864,860
 Lehman Brothers                                      17,800         1,383,950
 MBNA                                                 21,200           698,540
 Mellon Financial                                     29,800         1,370,800
 Merrill Lynch                                        11,700           693,225
 Morgan Stanley Dean Witter                           54,800         3,519,804
 New York Community Bancorp                           11,700           440,505
 PFF Bancorp                                           5,400           135,000
 Popular                                              21,400           704,916
 Provident Bankshares                                 14,731           367,391
 Provident Financial Group                             9,700           319,324
 Raymond James Financial                              10,400           318,240
 Roslyn Bancorp                                       10,675           280,753
 Santander Bancorp                                    13,600           265,880
 Silicon Valley Bancshares                             8,100           178,200
 Stilwell Financial                                   29,000           973,240
 SunTrust Banks                                       12,300           796,794
 Susquehanna Bancshares                               10,200           207,570
 TCF Financial                                        23,100         1,069,761
 U.S. Bancorp                                        102,461         2,335,086
 Unionbancal                                          13,400           451,580

                                                 Number             Market
Banking & Finance (Cont.)                        of Shares          Value
--------------------------------------------------------------------------------
 Washington Mutual                                    26,500        $  995,075
 Wells Fargo                                          34,000         1,578,620
--------------------------------------------------------------------------------
                                                                    55,064,005
Buildings & Materials - 0.8%
--------------------------------------------------------------------------------
 Florida Rock                                          2,900           136,010
+Genlyte Group                                         7,900           244,189
+Jacobs Engineering Group                              2,700           176,121
 KB Home                                              52,100         1,571,857
 Lafarge                                              23,900           800,889
 Louisiana-Pacific                                    24,000           281,520
 M.D.C. Holdings                                       7,890           279,306
 Martin Marietta Materials                            15,300           757,197
 Nortek                                               11,100           346,542
 Pulte                                                 9,500           404,985
 Texas Industries                                      6,100           209,779
+Toll Brothers                                         7,900           310,549
--------------------------------------------------------------------------------
                                                                     5,518,944
Business Services - 0.9%
--------------------------------------------------------------------------------
 Brascan Corporation                                  14,000           239,400
+Cendant                                              49,500           965,250
+Ceridian                                             80,500         1,543,185
+Edison Schools                                        4,100            93,644
 Fluor                                                26,600         1,200,990
+Heidrick & Struggles                                  3,500            71,155
 Kelly Services                                       10,600           257,050
+Navigant Consulting                                  25,800           211,560
+Plexus                                                5,000           165,000
 ServiceMaster                                        90,300         1,083,600
 URS Corporation                                      11,900           321,300
--------------------------------------------------------------------------------
                                                                     6,152,134
Cable, Media & Publishing - 1.2%
--------------------------------------------------------------------------------
+Adelphia Communications                              21,000           861,000
+Cablevision Systems                                   9,200           538,200
+Cablevision Systems Corporate Rainbow
   Media Group                                        44,400         1,145,520
+Clear Channel Communications                         24,580         1,541,166
+Crown Media                                           8,600           159,530
+Getty Images                                          5,300           139,178
 Grey Global Group                                       500           332,500
 Hollinger International                              22,400           308,000
+Pegasus Communications                                4,600           103,500
+Scholistic                                            8,500           382,500
+Sinclair Broadcasting Group                          13,100           134,930
+TiVo                                                 32,600           179,300
+Unitedglobalcom                                      22,600           195,490
+Viacom                                               45,800         2,370,150
+Zomax/Mn                                             23,700           211,167
--------------------------------------------------------------------------------
                                                                     8,602,131
Chemicals - 0.8%
--------------------------------------------------------------------------------
 Cambrex                                               7,700           389,466
+Cytec Industries                                      6,300           239,400
 Dow Chemical                                         37,500         1,246,875
 DuPont (E.I.) deNemours                              35,500         1,712,520
+Gaylord Entertainment                                 5,700           164,160
 Great Lakes Chemical                                  5,800           178,930
 Millenium Chemicals                                  14,300           215,215
 Olin                                                 12,600           214,074
 Pioneer Natural Resources                            17,400           296,670
 PPG Industries                                       11,000           578,270
 Praxair                                              16,200           761,400
 Seagate Technology Tracking                          25,300                 0
--------------------------------------------------------------------------------
                                                                     5,996,980
Computers & Technology - 8.4%
--------------------------------------------------------------------------------
+Actuate Software                                     35,000           334,250
 Adobe Systems                                        23,200         1,090,400
+Advanced Digital Information                         10,200           176,460
+Agile Software                                       13,300           226,100
+AOL Time Warner                                     102,050         5,408,650
+Ariba                                                35,500           195,250
+ASM Lithography                                       8,359           185,988
+Aspen Technology                                      6,000           145,200
+Avant                                                12,800           170,240
+Avocent                                              10,200           232,050

                                 Managed Fund 2

                                                 Number             Market
Computers & Technology (Cont.)                   of Shares          Value
--------------------------------------------------------------------------------
+Barra                                                 8,900           348,435
+Brocade Communications Systems                       31,300         1,376,887
+Cadence Design Systems                               51,600           961,308
+Cisco Systems                                       161,000         2,930,200
 Compaq Computer                                     106,000         1,641,940
+Cymer                                                 5,600           141,624
+Dell Computer                                        91,900         2,384,805
 Deluxe                                               41,400         1,196,460
+DST Systems                                          22,600         1,191,020
 Electronics For Imaging                              10,400           306,800
+EMC                                                  56,200         1,632,610
 FactSet Research Systems                             11,200           399,840
 Fair Isaac                                            6,600           408,012
+Fiserv                                               10,300           658,994
+Gemstar-TV Guide International                       31,500         1,386,000
 Henry, Jack & Associates                              7,000           217,000
 Hewlett-Packard                                      32,800           938,080
+HNC Software                                          4,400            85,800
+Imation                                              10,100           254,520
+InFocus                                               5,800           118,262
+Inktomi                                              25,900           248,381
 International Business Machines                      46,300         5,231,900
+Interwoven                                           16,600           280,540
+Intuit                                               32,700         1,307,673
+J.D. Edwards                                         10,500           148,470
+KLA-Tencor                                           13,400           783,498
+Legato Systems                                       15,800           252,010
+Liberate Technologies                                18,900           206,955
+Maxtor                                               21,300           111,825
 Micron Technology                                    31,200         1,282,320
+Microsoft                                           122,700         8,908,019
+Net2Phone                                            10,600            63,600
+NetIQ                                                 8,500           265,965
+Newfocus                                             26,800           221,100
+Oracle                                              214,800         4,081,200
+Palm                                                208,307         1,264,423
+Parametric Technology                                35,400           495,246
+Peregrine Systems                                    60,200         1,745,800
+Phoenix Technologies                                  9,300           135,780
+Progress Software                                     9,400           152,280
+Proquest                                             10,300           319,197
+Retek                                                 5,474           262,424
+RSA Security                                          5,250           162,488
+Solectron                                            54,400           995,520
+Storage Technology                                   16,500           227,040
+Sun Microsystems                                    151,200         2,376,864
+Sybase                                               42,100           692,545
+THQ                                                   5,800           345,854
+VeriSign                                              7,085           425,171
+Veritas Software                                     17,197         1,144,116
+Western Digital                                      27,900           111,600
+Yahoo                                                 9,300           185,907
--------------------------------------------------------------------------------
                                                                    61,178,896
Consumer Products - 1.0%
--------------------------------------------------------------------------------
 Avon Products                                        17,600           814,528
 Brady                                                 9,700           350,461
 Church & Dwight                                       9,500           241,775
+Corning                                              30,500           509,655
 Ecolab                                               20,500           839,885
 Gillette                                             34,100           988,559
 Maytag                                               25,700           751,982
 Pennzoil-Quaker State                                16,700           187,040
 Procter & Gamble                                     38,700         2,469,060
 U.S. Industries                                      24,500           100,450
 United Stationers                                     4,700           148,332
--------------------------------------------------------------------------------
                                                                     7,401,727
Consumer Services - 0.1%
--------------------------------------------------------------------------------
 American Greetings                                   12,100           133,100
+Service Corporation                                  43,500           276,660
--------------------------------------------------------------------------------
                                                                       409,760
Electronics & Electrical Equipment - 5.1%
--------------------------------------------------------------------------------
+Advanced Micro Devices                               28,600           825,968
 Alpha Industries                                      5,800           171,390
+Altera                                               19,200           556,800
+Ametek                                                8,300           253,565
 Amkor Technologies                                    5,600           123,760

Electronics &                                    Number             Market
Electrical Equipment (Cont.)                     of Shares          Value
--------------------------------------------------------------------------------
+Amphenol                                              3,500         $ 140,175
+Analog Devices                                       27,400         1,185,050
+Asyst Technologies                                    5,000            67,500
+Broadcom                                              6,500           277,940
+Brooks Automation                                     3,300           152,130
+Coherent                                              2,300            83,191
+Credence Systems                                      6,300           152,712
 CTS                                                   6,500           133,250
+Electro Scientific Industries                         6,100           232,410
 Emerson Electric                                     20,800         1,258,400
 Fisher Scientific                                     3,900           113,100
 General Electric                                    262,700        12,806,625
 General Motors Class H                               62,500         1,265,625
 Intel                                               229,400         6,709,950
+International Rectifier                               3,000           102,300
+JDS Uniphase                                         37,980           484,245
+Kemet                                                 7,200           142,632
+Lam Research                                          5,400           160,110
+LTX                                                   8,200           209,592
+Mips Technologies                                     8,500           147,050
 Newport                                              13,300           352,450
+Oak Technology                                       16,400           173,676
+Pixelworks                                            4,900           175,126
+PMC - Sierra                                          7,700           239,239
+Qlogic                                                2,615           168,537
 Raytheon                                             16,100           427,455
 Rogers                                                6,000           159,000
+Sensormatic Electronics                              14,600           248,200
 Symbol Technologies                                  28,500           632,700
 Technitrol                                            4,800           124,800
 Tektronix                                             6,600           179,190
 Texas Instruments                                    81,400         2,564,100
 Textron                                              19,400         1,067,776
+Trimble Navigation Limited                            4,700            91,603
+TriQuint Semiconductor                               85,100         1,914,750
+Varian                                                7,200           232,560
+Varian Semiconductor Equipment                        4,900           205,800
+Veeco Instruments                                     6,100           242,475
--------------------------------------------------------------------------------
                                                                    36,954,907
Energy - 3.6%
--------------------------------------------------------------------------------
 Anadarko Petroleum                                    8,700           470,061
 Apache                                               16,400           832,300
 Diamond Offshore Drilling                            26,200           865,910
 Dynegy                                               20,600           957,900
 El Paso Energy                                       30,741         1,615,132
 Enron                                                10,500           514,500
 EOG Resources                                        19,600           696,780
 Exxon-Mobil                                          95,000         8,298,250
+Gulf Island Fabrication                              14,900           214,560
 Halliburton                                          38,200         1,359,920
 Helmerich & Payne                                     4,700           145,653
+Noble Drilling                                       21,100           691,025
+NRG Energy                                           65,000         1,435,200
 Ocean Energy                                         74,900         1,307,005
 Phillips Petroleum                                   12,400           706,800
 Pogo Producing                                       12,500           300,000
+Stone Energy                                          4,900           217,070
 Texaco                                               28,300         1,884,780
 Unocal                                               16,200           553,230
 Valero Energy                                        23,300           856,974
 Vintage Petroleum                                    11,500           215,050
 Western Gas Resources                                 6,800           221,680
 Williams                                             47,300         1,558,535
--------------------------------------------------------------------------------
                                                                    25,918,315
Environmental Services - 0.2%
--------------------------------------------------------------------------------
 Applera Corp-Applied Biosystems Group                 7,800           208,650
+Houston Exploration                                   9,500           296,875
+Republic Services                                    45,600           905,160
--------------------------------------------------------------------------------
                                                                     1,410,685
Food, Beverage & Tobacco - 2.3%
--------------------------------------------------------------------------------
 Archer-Daniels-Midland                              149,300         1,940,900
 Coca Cola                                            74,200         3,339,000
 ConAgra Foods                                        57,200         1,133,132
+Constellation Brands                                  7,600           311,600
+Kraft Foods                                          66,700         2,067,700
 PepsiCo                                              22,600           998,920

                                 Managed Fund 3

                                                 Number             Market
Food, Beverage & Tobacco (Cont.)                 of Shares          Value
--------------------------------------------------------------------------------
 Philip Morris                                        87,100         4,420,325
+Ralcorp Holdings                                     14,800           277,352
+Ryan's Family Steakhouses                            17,600           215,600
 Sara Lee                                             39,800           753,812
+Suiza Foods                                          16,200           860,220
 Universal                                             5,900           233,994
--------------------------------------------------------------------------------
                                                                    16,552,555
Healthcare & Pharmaceuticals - 7.2%
--------------------------------------------------------------------------------
 Abbott Laboratories                                  44,100         2,117,241
+Affymetrix                                            3,000            66,150
+Albany Molecular Research                             4,900           186,249
 Alpharma                                              6,100           166,225
 American Home Products                               18,600         1,086,984
+AmeriSource Health                                    5,700           315,210
+Amgen                                                32,000         1,941,760
+Applera Corp-Celera Genomics Group                    2,600           103,116
+Apria Healthcare Group                               12,800           369,280
+Aurora Biosciences                                    5,800           179,800
+Aviron                                                3,100           176,700
+Barr Laboratories                                     2,500           176,025
 Becton Dickinson                                     36,000         1,288,440
 Bergen Brunswig                                       9,100           174,902
+Boston Scientific                                    65,400         1,111,800
 Bristol-Myers Squibb                                 84,500         4,419,350
 Cardinal Health                                      17,850         1,231,650
+Charles River Laboratories                            5,700           198,075
+CIMA Labs                                             2,400           188,400
+COR Therapeutics                                      3,300           100,650
+Curagen Corp                                          2,200            80,080
 Eli Lilly                                            22,800         1,687,200
+Enzo Biochem                                          4,410           151,263
+Enzon                                                 1,800           112,500
+Genentech                                            30,600         1,686,060
 HCA - The Healthcare Company                         38,300         1,730,777
+Health Management Associates                         36,200           761,648
+Health Net                                           11,300           196,620
+Healthsouth                                          83,000         1,325,510
 Hooper Holmes                                        13,500           138,375
+Human Genome Sciences                                 2,600           156,650
+ImClone Systems                                       3,200           168,960
+Impath                                                5,900           261,370
+Incyte Pharmaceuticals                                5,800           142,216
+Invitrogen                                            1,600           114,880
 Johnson & Johnson                                    52,000         2,600,000
+Lifepoint Hospitals                                   3,600           159,408
+Matria Healthcare                                     8,200           129,068
+Medicis Pharmaceutical                                6,700           355,100
+MedQuist                                              3,432           101,862
 Medtronic                                            20,700           952,407
 Merck & Company                                      97,500         6,231,225
+Myriad Genetics                                       2,100           132,972
+Noven Pharmaceuticals                                 4,300           168,560
+NPS Pharmaceuticals                                   4,700           188,940
+Ocular Sciences                                      13,300           337,820
 Omnicare                                              7,500           151,500
+Osi Pharmaceuticals                                   2,600           136,734
+Oxford Health Plans                                  27,000           772,200
+PacifiCare Health Systems                            69,000         1,124,700
 Pfizer                                              184,350         7,383,217
 Pharmacia                                            31,500         1,447,425
+Praecis Pharmaceuticals                               4,900            80,556
+Prime Medical Services                               21,900            98,769
+Priority Healthcare                                   3,100            87,668
+Protein Design Labs                                   2,100           182,196
 Schering-Plough                                      93,500         3,388,440
+Sepracor                                              7,600           302,480
+Spacelabs Medical                                    10,600           129,320
+Syncor International                                  5,900           182,900
 The Cooper Companies                                  8,000           411,200
+Triad Hospitals                                       4,700           138,509
+United Therapeutics                                   7,200            96,120
 Varian Associates                                     2,400           171,600
+Vertex Pharmaceuticals                                3,500           173,250
+Wellpoint Health Networks                             9,600           904,704
--------------------------------------------------------------------------------
                                                                    53,032,966

                                                 Number             Market
Industrial Machinery - 0.8%                      of Shares          Value
--------------------------------------------------------------------------------
+Applied Materials                                    43,200         2,121,120
 Ingersoll-Rand                                       24,400         1,005,280
 Kennametal                                            4,400           162,360
 Kulicke & Soffa Industries                           10,400           178,464
 Pentair                                              44,800         1,514,240
 Trinity Industries                                   10,600           221,434
+Zebra Technologies                                    4,700           230,864
--------------------------------------------------------------------------------
                                                                     5,433,762
Insurance - 2.2%
--------------------------------------------------------------------------------
 Allstate                                             25,200         1,108,548
 American International Group                         45,550         3,917,300
 American National Insurance                           2,700           201,825
 Berkley                                               3,800           157,396
 Chubb                                                 9,600           743,328
 Cigna                                                 7,600           728,232
 Commerce Group                                       11,200           412,048
 Fidelity National Financial                          14,748           362,358
 First American Financial                             15,100           285,994
 Jefferson-Pilot                                      29,650         1,432,688
 John Hancock Financial Services                      25,300         1,018,578
 Kansas City Life Insurance                            5,700           228,000
 Leucadia National                                     6,000           194,700
 Metropolitan Life Insurance                          34,100         1,056,418
 Nationwide Financial Services                        27,200         1,187,280
 Old Republic International                           32,800           951,200
 PMI Group                                            13,200           945,912
 RenaissanceRe Holdings                                3,200           237,120
+Triad Guaranty                                        9,800           392,000
 UnumProvident                                        20,900           671,308
--------------------------------------------------------------------------------
                                                                    16,232,233
Leisure, Lodging & Entertainment - 1.1%
--------------------------------------------------------------------------------
+Brinker International                                15,100           390,335
 Callaway Golf                                        72,500         1,145,500
 Carnival Cruise Lines                                29,100           893,370
+Metro-Goldwyn-Mayer                                  67,200         1,522,080
+Papa John's International                             7,800           197,730
 Royal Caribbean Cruises                              25,200           557,172
 Topps                                                28,700           335,503
+Tricon Global Restaurants                            21,800           957,020
 Walt Disney                                          73,500         2,123,415
--------------------------------------------------------------------------------
                                                                     8,122,125
Metals & Mining - 0.2%
--------------------------------------------------------------------------------
 Barnes Group                                         15,100           372,970
 Commercial Metals                                    10,900           349,127
 Freeport-McMoRan Copper & Gold                       10,700           118,235
 Terex                                                13,600           288,320
 Worthington Industries                               16,200           220,320
--------------------------------------------------------------------------------
                                                                     1,348,972
Miscellaneous - 0.2%
--------------------------------------------------------------------------------
 Hexcel                                               15,000           191,250
 Manpower                                             22,000           657,800
+Mettler-Toledo International                          3,900           168,675
+Prepaid Legal Services                                6,900           151,800
--------------------------------------------------------------------------------
                                                                     1,169,525
Packaging & Containers - 0.1%
--------------------------------------------------------------------------------
 Ball                                                  3,200           152,192
 Temple-Inland                                         7,600           405,004
--------------------------------------------------------------------------------
                                                                       557,196
Paper & Forest Products - 0.3%
--------------------------------------------------------------------------------
 Georgia-Pacific                                      21,300           721,005
 Potlatch                                              6,800           233,988
 Rayonier                                              6,500           301,925
 Weyerhaeuser                                         13,600           747,592
--------------------------------------------------------------------------------
                                                                     2,004,510
Real Estate - 1.0%
--------------------------------------------------------------------------------
 Boykin Lodging                                       21,400           276,060
 Brandywine Realty Trust                               9,800           220,010
 Cabot Industrial Trust                                3,200            67,200
 Center Trust                                         24,000           111,360
 Developers Divers Realty                              8,900           163,582
 Equity Inns                                          30,900           302,820

                                 Managed Fund 4

                                                 Number             Market
Real Estate (Cont.)                              of Shares          Value
--------------------------------------------------------------------------------
 Equity Office Properties Trust                       50,700         1,603,641
 Equity Residential Properties                         7,600           429,780
 Felcor Lodging Trust                                  5,000           117,000
 Glimcher Realty Trust                                19,700           352,630
 Health Care REIT                                      9,100           216,125
 Healthcare Realty Trust                               9,000           236,700
 Hospitality Properties Trust                         13,000           370,500
 Macerich                                             15,200           376,960
 MeriStar Hospitality                                  6,600           156,750
+National Health Investors                            27,600           284,280
 ProLogis Trust                                       24,500           556,640
 SL Green Realty                                       4,700           142,457
 Starwood Hotels & Resorts Worldwide                  19,500           726,960
 US Restaurant Properties                             20,600           307,558
--------------------------------------------------------------------------------
                                                                     7,019,013
Retail - 2.8%
--------------------------------------------------------------------------------
+AnnTaylor Stores                                      7,200           257,760
 Charming Shoppes                                     48,900           293,400
+Children's Place                                      6,600           176,880
 Circuit City Stores                                  85,400         1,537,200
+Cost Plus                                             7,050           211,500
 CVS                                                  34,200         1,320,120
 Dillard                                              18,800           287,076
+Federated Department Stores                          12,700           539,750
+Fossil                                               12,050           250,038
+Great Atlantic & Pacific Tea                         13,300           196,840
 Home Depot                                           49,200         2,290,260
+Insight Enterprises                                  10,975           268,888
 Limited                                             110,100         1,818,852
 Lowe's Companies                                      8,600           623,930
 May Department Stores                                24,600           842,796
 Neiman-Marcus Group                                   5,500           170,500
 Nordstrom                                            47,700           884,835
 Pier 1 Imports                                       12,400           142,600
 Russ Berrie                                           9,000           264,600
+Safeway                                              48,100         2,308,800
 Sears, Roebuck                                       18,600           786,966
 Tupperware                                           55,000         1,288,650
 Wal-Mart Stores                                      62,300         3,040,239
+Zale                                                  4,900           165,130
--------------------------------------------------------------------------------
                                                                    19,967,610
Telecommunications - 3.9%
--------------------------------------------------------------------------------
+Andrew                                                6,100           112,545
 AT & T                                              195,200         4,294,400
 BellSouth                                            56,900         2,291,363
+Comcast Special Class A                              35,600         1,545,040
+Commscope                                            12,500           293,750
+Crown Castle                                         68,000         1,115,200
 CT Communications                                     8,100           150,336
+Digital Lightwave                                     3,500           129,360
+Dobson Communications                                10,300           175,615
+Dycom                                                 5,825           133,567
+MRV Communications                                    4,200            39,270
+Network Appliance                                    20,700           283,590
+Nextel Communications                                93,400         1,634,500
+Plantronics                                          11,900           275,485
+Powerwave Technologies                                9,100           131,950
+Price Communications                                  7,900           159,501
+QUALCOMM                                             34,500         2,017,560
+SBA Communications                                    6,500           160,875
 SBC Communications                                   84,900         3,401,094
 Sprint                                               49,000         1,046,640
+Sprint PCS                                           43,100         1,040,865
+Tellabs                                              22,000           424,160
+Transwitch                                           36,200           389,150
 Verizon Communications                               94,326         5,046,442
+Worldcom                                            121,100         1,719,620
 Worldcom - MCI                                        4,844            77,988
--------------------------------------------------------------------------------
                                                                    28,089,866
Textiles, Apparel & Furniture - 0.8%
--------------------------------------------------------------------------------
 Ethan Allen Interiors                                 8,800           286,000
+Furniture Brands International                        7,035           196,980
 Herman Miller                                        20,500           496,100
 Hillenbrand Industries                               12,500           713,875
 HON Industries                                        7,500           181,650

                                                 Number             Market
 Textiles, Apparel & Furniture (Cont.)           of Shares          Value
--------------------------------------------------------------------------------
 Newell Rubbermaid                                    43,100        $1,081,810
 Nike                                                 36,700         1,541,033
 Phillips - Van Heusen                                15,800           227,520
 Reebok International                                  7,900           252,405
+Williams & Sonoma                                    14,700           570,654
--------------------------------------------------------------------------------
                                                                     5,548,027
Transportation & Shipping - 0.8%
--------------------------------------------------------------------------------
 Alexander & Baldwin                                   4,000           103,000
+America West Holdings                                18,500           184,445
 Brunswick                                            38,400           922,752
 C.H.Robinson Worldwide                                9,700           270,533
 CNF                                                   3,000            84,750
 Delta Air Lines                                      24,400         1,075,552
+FedEx                                                33,100         1,330,620
+Landstar Systems                                      4,800           326,496
 Tidewater                                            17,100           644,670
 Union Pacific                                        12,800           702,848
 USFreightways                                         6,100           179,950
 Yellow                                                5,000            94,900
--------------------------------------------------------------------------------
                                                                     5,920,516
Utilities - 1.1%
--------------------------------------------------------------------------------
 AES                                                  13,000           559,650
 Allete                                               12,900           290,250
 American Electric Power                              14,400           664,848
 Cascade Natural Gas                                   9,800           208,740
 Dominion Resources                                   10,200           613,326
 FPL Group                                            25,500         1,535,355
 Idacorp                                               5,500           191,840
 Kansas City Power & Light                            10,700           262,685
 Northwestern                                         13,500           302,400
 Oneok                                                 5,000            98,500
 Otter Tail Power                                     12,900           357,975
 Public Service Enterprise Group                      18,400           899,760
 Reliant Energy                                       22,300           718,283
+Sierra Pacific Resources                             10,000           159,900
 TXU                                                  15,900           766,221
 UGI                                                  11,100           299,700
--------------------------------------------------------------------------------
                                                                     7,929,433
 Total Common Stock
 (Cost $369,352,263)                                               408,098,795
--------------------------------------------------------------------------------
                                                 Par
 Long-Term Debt Investments- 39.7%               Amount
--------------------------------------------------------------------------------
 Asset-Backed Securities - 0.2%
--------------------------------------------------------------------------------
 Morgan Stanley Asset Capital   13.00% 9/25/03   $1,275,000          1,275,000
--------------------------------------------------------------------------------

 Automobiles & Automotive Parts - 0.1%
--------------------------------------------------------------------------------
 Ford Motor
  7.45% 7/16/31                                   1,105,000          1,063,687
--------------------------------------------------------------------------------

 Banking, Finance & Insurance - 4.9%
--------------------------------------------------------------------------------
 Bank of Hawaii
  6.875% 6/1/03                                     870,000            881,073
 Barclays Bank
  7.375% 6/29/49                                  2,190,000          2,179,799
 Citigroup
  6.50% 1/18/11                                   2,965,000          2,948,082
 Countrywide Home Loans
  5.25% 6/15/04                                   2,020,000          2,014,051
 Erac USA Finance
  7.35% 6/15/08                                   5,180,000          5,139,986
 Finova Capital
  6.625% 9/15/01                                  1,990,000          1,899,310
 Ford Credit
  6.875% 2/1/06                                   1,410,000          1,429,853
 GMAC
  7.25% 3/2/11                                    2,505,000          2,538,454
 Hartford Life
  7.375% 3/1/31                                   1,700,000          1,713,267
 Lehman Brothers
  11.625% 5/15/05                                   750,000            884,328

                                 Managed Fund 5

                                                 Par              Market
 Banking, Finance & Insurance (Cont.)            Amount           Value
--------------------------------------------------------------------------------
 Liberty Financial
  7.625% 11/15/28                                $  850,000         $   841,325
 Mercantile Bancorporation
  7.30% 6/15/07                                   1,985,000           2,059,707
 Morgan Stanley Dean Witter
  6.75% 4/15/11                                   1,065,000           1,059,484
 Osprey Trust
  7.797% 1/15/03                                  2,170,000           2,216,672
 PSE&G Capital
  6.25% 5/15/03                                   2,500,000           2,534,420
 Qwest Capital Funding
  7.25% 2/15/11                                   2,915,000           2,890,683
 Union Bank Switzerland
  7.25% 7/15/06                                   1,290,000           1,347,565
 Wells Fargo Bank
  6.45% 2/1/11                                    1,050,000           1,034,361
--------------------------------------------------------------------------------
                                                                     35,612,420
 Cable, Media & Publishing - 0.5%
--------------------------------------------------------------------------------
 Adelphia Communications
  10.25% 6/15/11                                    845,000             836,550
 Belo
  6.875% 6/1/02                                   1,150,000           1,161,466
 Coaxial Communications of Central Ohio
  10.00% 8/15/06                                    260,000             260,000
 News America Holdings
  8.45% 8/1/34                                    1,500,000           1,600,929
--------------------------------------------------------------------------------
                                                                      3,858,945
 Collateralized Mortgage Obligations - 7.3%
--------------------------------------------------------------------------------
 Banc of America Mortgage
  6.503% 4/15/36                                    990,000             994,950
 Centex Home Equity
  6.41% 2/25/30                                   1,400,000           1,386,438
 Comm Series 00-C1 A1
  7.206% 9/15/08                                  2,883,429           2,990,339
 CS First Boston Mortgage Securities Corporation
  6.04% 6/1/31                                    1,045,000           1,041,081
 DVI Receivables
  5.808% 4/11/09                                  1,500,000           1,499,063
 Fannie Mae
  7.50% 8/1/30                                    4,250,000           4,325,703
 Fannie Mae Pool 253880
  6.50% 7/1/16                                    3,624,638           3,635,382
 Fannie Mae Pool 253889
  6.50% 7/1/31                                    5,275,000           5,193,960
 Fannie Mae Pool 253907
  7.00% 7/1/31                                    4,250,425           4,271,932
 Fannie Mae Pool 585946
  6.50% 5/1/16                                    4,225,615           4,238,820
 Fannie Mae Pool 585949
  6.50% 5/1/16                                    2,775,085           2,783,757
 First Union National Bank Commercial Mortgage
  7.39% 11/15/09                                  4,025,000           4,214,823
 Fleet Credit Card Master Trust
  5.60% 12/15/08                                  1,985,000           1,965,706
 Freddie Mac
  6.50% 1/15/25                                   5,925,000           5,973,140
  7.00% 6/1/31                                    1,750,175           1,761,114
  7.00% 11/1/30                                   1,154,674           1,162,612
  8.50% 11/15/24                                  1,330,000           1,428,198
 Nomura Asset Securities
  6.59% 3/15/30                                     725,000             732,346
 Peoplefirst.com Auto Receivables Owner Trust
  6.43% 9/15/07                                   1,500,000           1,538,262
 Residential Asset Securities
  6.417% 2/25/29                                  1,445,000           1,457,023
--------------------------------------------------------------------------------
                                                                     52,594,649
 Computers & Technology - 0.6%
--------------------------------------------------------------------------------
 Amkor Technolgies
  9.25% 2/15/08                                     450,000             425,250
 Computer Sciences
  6.75% 6/15/06                                   1,430,000           1,417,997
  7.375% 6/15/11                                  1,200,000           1,187,671
 Seagate Technology International
  12.50% 11/15/07                                 1,350,000           1,343,250
--------------------------------------------------------------------------------
                                                                      4,374,168

                                                 Par              Market
 Consumer Products - 0.3%                        Amount           Value
--------------------------------------------------------------------------------
 American Greetings
   6.10% 8/1/28                                  $2,135,000          $1,692,558
   11.75% 7/15/08                                   560,000             546,000
--------------------------------------------------------------------------------
                                                                      2,238,558
 Electronics & Electrical Equipment - 0.3%
--------------------------------------------------------------------------------
 Arrow Electronics
   8.20% 10/1/03                                  2,285,000            2,326,482
--------------------------------------------------------------------------------

 Energy - 0.4%
--------------------------------------------------------------------------------
 Mission Energy
   13.50% 7/15/08                                 1,300,000            1,287,000
 Petro-Canada
   8.60% 10/15/01                                 1,500,000            1,517,180
--------------------------------------------------------------------------------
                                                                       2,804,180
 Foreign Bonds - 0.5%
--------------------------------------------------------------------------------
 Columbia Government
   8.375% 2/15/27                                   900,000              630,000
 Federal Republic of Brazil
   8.00% 4/15/14                                  1,231,410              923,619
   11.00% 8/17/40                                 2,710,000            2,014,885
--------------------------------------------------------------------------------
                                                                       3,568,504
 Industrial Machinery - 1.5%
--------------------------------------------------------------------------------
 IMC Global
   7.40% 11/1/02                                  4,045,000            3,851,010
 Legg Mason
   6.75% 7/2/08                                   1,300,000            1,290,939
 Norsk Hydro
   6.70% 1/15/18                                    595,000              564,575
 USX
   6.85% 3/1/08                                   3,050,000            3,099,367
   9.125% 1/15/13                                   800,000              937,824
   9.375% 2/15/12                                   720,000              850,324
--------------------------------------------------------------------------------
                                                                      10,594,039
 Metals & Mining - 1.2%
--------------------------------------------------------------------------------
 Alcan
   7.25% 3/15/31                                  2,190,000            2,164,804
 Newmont Gold
   8.91% 1/5/09                                     606,864              651,117
 Petrobras International Finance
   9.75% 7/6/11                                   1,150,000            1,150,000
 Phelps Dodge
   8.75% 6/1/11                                   2,890,000            2,867,975
 Placer Dome
   7.31% 1/26/21                                  1,000,000              856,067
   7.37% 6/3/26                                   1,000,000              993,873
--------------------------------------------------------------------------------
                                                                       8,683,836
 Packaging & Containers - 0.2%
--------------------------------------------------------------------------------
 Sealed Air
   8.75% 7/1/08                                   1,675,000            1,633,336
--------------------------------------------------------------------------------

 Paper & Forest Products - 0.7%
--------------------------------------------------------------------------------
 APP China Group
   14.00% 3/15/10                                 1,390,000               86,875
 APP China Group 144A
   14.00% 3/15/10                                   355,000               22,188
 Stora Enso Oyj
   7.375% 5/15/11                                 3,410,000            3,461,023
 Westvaco
   8.30% 8/1/22                                   1,310,000            1,353,280
--------------------------------------------------------------------------------
                                                                       4,923,366
 Real Estate - 0.1%
--------------------------------------------------------------------------------
 Highwoods Properties
   6.75% 12/1/03                                    825,000              830,747
--------------------------------------------------------------------------------

 Retail - 0.2%
--------------------------------------------------------------------------------
 Federated Department Stores
   6.625% 4/1/11                                    825,000              796,882
 Saks
   7.00% 7/15/04                                    795,000              751,275
   7.375% 2/15/19                                   250,000              181,250
--------------------------------------------------------------------------------
                                                                       1,729,407

                                 Managed Fund 6

                                                 Par              Market
 Telecommunications - 3.9%                       Amount           Value
--------------------------------------------------------------------------------
*AT&T Canada
   10.75% 11/1/07                                $2,600,000           $2,447,250
 Citizens Communications
   9.25% 5/15/11                                  1,000,000            1,041,266
 France Telecom
   8.50% 3/1/31                                   4,945,000            5,202,614
 Insight Midwest
   10.50% 11/1/10                                   500,000              530,000
 McLeodUSA
   12.00% 4/15/08                                   350,000              222,250
 Pacificorp
   9.15% 8/9/11                                   1,500,000            1,712,310
 PanAmSat
   6.00% 1/15/03                                  1,750,000            1,731,247
 Royal KPN NV
   8.00% 10/1/10                                  3,290,000            3,161,381
   8.375% 10/1/30                                 1,120,000            1,033,398
 TCI Communications
   8.75% 8/1/15                                   1,395,000            1,573,274
 Telus
   7.50% 6/1/07                                   2,400,000            2,452,668
 Worldcom
   7.50% 5/15/11                                  1,850,000            1,804,333
   8.25% 5/15/31                                  5,115,000            5,030,802
--------------------------------------------------------------------------------
                                                                      27,942,793
 Textiles, Apparel & Furniture - 0.1%
--------------------------------------------------------------------------------
*J Crew
   13.125% 10/15/08                                 950,000              522,500
--------------------------------------------------------------------------------

 Transportation & Shipping - 0.4%
--------------------------------------------------------------------------------
 American Airlines
   6.817% 5/23/11                                 1,545,000            1,543,351
 United Airlines
   7.186% 4/1/11                                  1,240,000            1,263,808
--------------------------------------------------------------------------------
                                                                       2,807,159
 U.S. Government & Agency Obligations - 13.5%
--------------------------------------------------------------------------------
 Fannie Mae
   5.50% 2/15/06                                  3,160,000            3,159,238
   6.25% 2/1/11                                   1,870,000            1,863,221
   6.50% 8/15/04                                  7,885,000            8,205,131
   7.125% 6/15/10                                 5,230,000            5,593,056
   7.50% 7/1/31                                     185,750              189,514
 **Fannie Mae Principal Strip
   6.002% 7/24/06                                 8,200,000            6,106,999
   6.626% 6/1/17                                  4,860,000            1,729,932
 Freddie Mac
   5.625% 3/15/11                                10,005,000            9,623,319
   5.875% 3/21/11                                 3,375,000            3,254,560
   6.50% 7/1/31                                   1,985,000            1,957,086
   6.75% 3/15/31                                    870,000              895,537
   7.00% 7/15/05                                  9,000,000            9,519,174
 U.S. Treasury Bond
   6.25% 5/15/30                                 14,215,000           15,066,255
   7.25% 5/15/16                                    525,000              597,565
 U.S. Treasury Inflation Index Note
   3.625% 1/15/08                                 8,398,920            8,590,525
 U.S. Treasury Note
   4.00% 4/30/03                                  3,765,000            3,751,804
   4.625% 5/15/06                                11,165,000           11,014,976
   5.00% 2/15/11                                  3,090,000            2,999,234
   6.125% 12/31/01                                3,305,000            3,344,554
--------------------------------------------------------------------------------
                                                                      97,461,680
Utilities - 2.8%
--------------------------------------------------------------------------------
  Avista
   9.75% 6/1/08                                   1,650,000            1,763,393
  Dominion Fiber
   7.05% 3/15/05                                    835,000              840,234
  Florida Power
   8.00% 12/1/22                                  2,175,000            2,163,233
  Great Lakes Power
   9.00% 8/1/04                                   1,500,000            1,562,424
  Mirant Americas Generation
   8.30% 5/1/11                                   1,195,000            1,205,748

                                                 Par              Market
Utilities (Cont.)                                Amount           Value
--------------------------------------------------------------------------------
  Noble Affiliates
   7.25% 10/15/23                                   600,000              574,668
  PG&E National Energy
   10.375% 5/16/11                                4,610,000            4,608,552
  Scana
   7.44% 10/19/04                                   500,000              522,458
  South Carolina Electric
   9.00% 7/15/06                                  2,500,000            2,791,690
  Texas Gas Transmissions
   8.625% 4/1/04                                  2,000,000            2,141,494
  TXU
   6.375% 6/15/06                                 1,080,000            1,068,189
  Washington Water Public Maintenance
   8.01% 12/17/01                                 1,000,000            1,005,898
--------------------------------------------------------------------------------
                                                                      20,247,981
Total Long-Term Debt Investments
(Cost $286,190,173)                                                  287,093,437
--------------------------------------------------------------------------------

                                                 Number
Preferred Stock- 0.2%                            of Shares
--------------------------------------------------------------------------------
Centaur Funding 9.08%                                11,600            1,243,013
--------------------------------------------------------------------------------

Total Preferred Stock
(Cost $1,169,294)                                                      1,243,013
--------------------------------------------------------------------------------

                                                Par
Commercial Paper- 3.2%                          Amount
--------------------------------------------------------------------------------
Goldman Sachs
  3.75% 10/9/01                                 $6,000,000            5,939,114
Lone Star Funding
  4.00% 7/18/01                                  7,493,000            7,478,847
Moat Funding
  4.211% 7/2/01                                  2,600,000            2,599,696
Verizon Global Funding
  3.90% 7/23/01                                  7,500,000            7,482,125
--------------------------------------------------------------------------------

Total Commercial Paper
(Cost $23,498,168)                                                   23,499,782
--------------------------------------------------------------------------------

Total Market Value - 99.5%
(Cost $679,889,972)                                                 719,935,027
--------------------------------------------------------------------------------
Receivables and Other Assets Net of Liabilities - 0.5%                3,664,935
--------------------------------------------------------------------------------

Net Assets - 100.0%
(Equivalent to $14.376 per share based on
50,334,152 shares issued and outstanding)                           723,599,962
--------------------------------------------------------------------------------

Components of Net Assets at June 30, 2001:
Common Stock, par value $0.01 per share,
 100,000,000 authorized shares                                     $    503,342
Paid in capital in excess of par value
 of shares issued                                                   679,330,723
Undistributed net investment income                                   9,049,839
Accumulated net realized loss on investments                         (5,328,997)
Net unrealized appreciation of investments                           40,045,055
--------------------------------------------------------------------------------

Total Net Assets                                                   $723,599,962
--------------------------------------------------------------------------------

+    Non-income producing security for the period ended June 30, 2001.
* Zero coupon bond as of June 30, 2001. The interest rate shown is the step-up rate.
** Zero coupon bond as of June 30, 2001. The interest rate shown is the effective yield as of June 30, 2001.

See accompanying notes to financial statements.

                                 Managed Fund 7

Lincoln National Managed Fund, Inc.

Statement of Operations
Six months ended June 30, 2001 (Unaudited)

Investment income:
 Interest                                                           $  11,202,797
----------------------------------------------------------------------------------
 Dividends                                                              2,848,697
----------------------------------------------------------------------------------
  Total investment income                                              14,051,494
----------------------------------------------------------------------------------

Expenses:
 Management fees                                                        1,365,200
----------------------------------------------------------------------------------
 Accounting fees                                                          148,146
----------------------------------------------------------------------------------
 Custody fees                                                              81,895
----------------------------------------------------------------------------------
 Printing and postage                                                      49,555
----------------------------------------------------------------------------------
 Professional fees                                                         26,672
----------------------------------------------------------------------------------
 Directors fees                                                             2,100
----------------------------------------------------------------------------------
 Other                                                                     18,706
----------------------------------------------------------------------------------
                                                                        1,692,274
----------------------------------------------------------------------------------
 Expenses paid indirectly                                                 (27,534)
----------------------------------------------------------------------------------
  Total expenses                                                        1,664,740
----------------------------------------------------------------------------------
Net investment income                                                  12,386,754
----------------------------------------------------------------------------------

Net realized and unrealized loss
on investment transactions:

  Net realized loss on investment transactions                         (8,215,081)
----------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation
  of investments                                                       (9,057,451)
----------------------------------------------------------------------------------
Net realized and unrealized loss on investments                       (17,272,532)
----------------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                                           $ (4,885,778)
----------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                      Six months
                                                      ended
                                                      6/30/01          Year ended
                                                      (Unaudited)      12/31/00
                                                      -------------------------------
Changes from operations:
 Net investment income                                $  12,386,754    $  28,560,904
-------------------------------------------------------------------------------------
 Net realized gain (loss) on investments                 (8,215,081)     109,047,022
-------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
 on investments                                          (9,057,451)    (149,047,569)
-------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations     (4,885,778)     (11,439,643)
-------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                   (2,874,618)     (28,975,474)
-------------------------------------------------------------------------------------
 Net realized gain on investments                      (105,645,138)     (47,931,589)
-------------------------------------------------------------------------------------
  Total distributions to shareholders                  (108,519,756)     (76,907,063)
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions                77,130,864      (79,351,104)
-------------------------------------------------------------------------------------

 Total decrease in net assets                           (36,274,670)    (167,697,810)
-------------------------------------------------------------------------------------

Net Assets, at beginning of period                      759,874,632      927,572,442
-------------------------------------------------------------------------------------
Net Assets, at end of period                          $ 723,599,962    $ 759,874,632
-------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                 Managed Fund 8

Lincoln National Managed Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout each period)


                                           Six months
                                           ended
                                           6/30/2001 1,3  Year ended December 31,
                                           (Unaudited)    2000 1      1999        1998        1997        1996
                                           ----------------------------------------------------------------------
Net asset value, beginning of period          $16.918     $18.910     $18.971     $19.304     $16.266     $15.895

Income (loss) from investment operations:
   Net investment income                        0.346       0.628       0.622       0.599       0.661       0.628
   Net realized and unrealized gain (loss)
      on investments                           (0.381)     (0.865)      0.767       1.632       2.811       1.291
                                           ----------------------------------------------------------------------
   Total from investment operations            (0.035)     (0.237)      1.389       2.231       3.472       1.919
                                           ----------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income        (0.066)     (0.660)     (0.552)     (1.162)          -      (0.628)
   Distributions from net realized gain on
      investment transactions                  (2.441)     (1.095)     (0.898)     (1.402)     (0.434)     (0.920)
                                           ----------------------------------------------------------------------
Total dividends and distributions              (2.507)     (1.755)     (1.450)     (2.564)     (0.434)     (1.548)
                                           ----------------------------------------------------------------------
Net asset value, end of period                $14.376     $16.918     $18.910     $18.971     $19.304     $16.266
                                           ----------------------------------------------------------------------

Total Return 2                                  (0.60%)     (1.39%)      7.75%      12.72%      21.82%      12.05%

Ratios and supplemental data:
   Ratio of expenses to average net assets       0.46%       0.44%       0.42%       0.42%       0.42%       0.43%
   Ratio of net investment income
      to average net assets                      3.42%       3.46%       3.25%       3.31%       3.77%       4.05%
   Portfolio Turnover                             362%        110%         45%         57%         53%        109%
   Net assets, end of period (000 omitted)   $723,600    $759,875    $927,572    $965,486    $850,646    $675,740

1 The average shares outstanding method has been applied for per share information.
2 Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).
3 Ratios have been annualized and total return has not been annualized. As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on debt securities. The effect of this change for the period ended June 30, 2001 was to increase net investment income per share by $0.026, decrease net realized and unrealized gains and losses per share by $0.026 and increase the ratio of net investment income to average net assets from 3.09% to 3.42%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

See accompanying notes to financial statements.

                                 Managed Fund 9

Lincoln National Managed Fund, Inc.

Notes to Financial Statements
June 30, 2001 (Unaudited)

The Fund: Lincoln National Managed Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and The Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return (capital appreciation plus income) consistent with prudent investment strategy. The Fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

1. Significant Accounting Policies

Investment Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair market value as determined in good faith under the direction of the Funds' Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2001, the custodial fees offset arrangements amounted to $27,534.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Distribution of Income and Gains: As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing discount or premium on debt securities. Prior to January 1, 2001, the Fund did not amortize all premiums and discounts on debt securities for financial reporting purposes, but did amortize in accordance with federal income tax regulations. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $270,353 reduction in cost of securities and a corresponding $270,353 increase in net unrealized appreciation (depreciation), based on securities held by the Fund on January 1, 2001.

The effect of this change for the period ended June 30, 2001 was to increase net investment income by $1,193,887, increase net unrealized appreciation (depreciation) by $49,572, decrease net realized gains (losses) by $1,243,459. The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

As of January 1, 2001, Lincoln Investment Management Company changed its name to Delaware Lincoln Investment Advisers. Delaware Lincoln Investment Advisers ("the Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee which is calculated daily at a rate of 0.48% of the first $200 million of the net assets of the Fund, 0.40% of the next $200 million and 0.30% of the net assets of the Fund in excess of $400 million.

                                 Managed Fund 10

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2001.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the period ended June 30, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2001 are as follows:

     Aggregate        Aggregate        Gross          Gross          Net
     Cost of          Proceeds         Unrealized     Unrealized     Unrealized
     Purchases        From Sales       Appreciation   Depreciation   Appreciation
     ----------------------------------------------------------------------------
     $1,243,112,637   $1,274,522,519   $82,742,832    $(42,697,777)  $40,045,055

4. Supplemental Financial Instrument Information

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker). Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opended and the value at the time it was closed. Risk may arise upon entering into futures contracts from potential imperfect correlation between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments. There were no financial futures contracts open at June 30, 2001.

5. Summary of Changes from Capital Share Transactions

                                          Shares Issued Upon                                    Net Increase/(Decrease)
                    Capital               Reinvestment of          Capital Shares               Resulting From Capital
                    Shares Sold           Dividends                Redeemed                     Share Transactions
                    ------------------------------------------------------------------------------------------------------
                    Shares    Amount      Shares     Amount        Shares       Amount          Shares       Amount
                    ------------------------------------------------------------------------------------------------------
Six months ended
 June 30, 2001
 (Unaudited):       191,284   $3,063,183  7,348,304  $108,519,756  (2,120,867)    (34,452,075)   5,418,721   $ 77,130,864

Year ended
 December 31, 2000: 196,783   $3,568,121  4,372,806    76,907,063  (8,707,336)  $(159,826,288)  (4,137,747)  $(79,351,104)

6. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.




                                 Managed Fund 11